SCHEDULE OF RECOVERABLE AMOUNT (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Non-current Assets
Assets held for sale, Oil and gas properties	$ 1,123,244		$ 2,924,465
Liabilities held for sale, Decommissioning liabilities			$ 1,801,221